Patient Service Revenue (Tables)	3 Months Ended
Mar. 31, 2013
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the three months ended March 31,
	2013	2012

Medicare ESRD program	$1,055,056	$923,625
Private/alternative payors	914,397	857,306
Medicaid and other government sources	91,026	103,570
Hospitals	106,931	99,742
Total patient service revenue	$2,167,410	$1,984,243